Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Travel license	31,056	31,056	4,760
Insurance agency license	11,711	11,711	1,795
Software	74,535	73,721	11,297
Technology	4,300	4,300	659
Trade names	41,634	41,634	6,381
Business Cooperation Agreements	660,215	—	—
Supplier relationship	8,560	8,560	1,312
Customer relationship	21,787	21,787	3,339
Non-compete agreements	6,399	6,399	981
Subtotal	860,197	199,168	30,524
Less: Accumulated amortization	(661,916)	(105,484)	(16,166)
Less: Impairment	(32,014)	(22,322)	(3,421)
Total	166,267	71,362	10,937

Amortization expenses for intangible assets were RMB153,087, RMB152,941 and RMB64,536 for the years ended December 31, 2018, 2019 and 2020, respectively.

Impairment charges for Business Cooperation Agreements were RMB32,014 and RMB9,554 for the year ended December 31, 2019 and 2020, respectively. As of December 31, 2020, the five-year agreement has expired and the carrying value of above intangible assets were nil, so the Group wrote off these intangible assets (Note 5).

9. Intangible assets, net – continued

The Group provided impairment charges for trade names and customer relationship of RMB15,482 and RMB6,840, respectively, for the year ended December 31, 2020, as the Group believes the future economic benefit generated from these intangible assets were limited.

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2021	16,334	2,503
2022	11,026	1,690
2023	8,917	1,367
2024	6,155	943
2025	4,270	654
Thereafter	24,660	3,780
Total	71,362	10,937